INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1)	12 Months Ended
	Mar. 31, 2016 USD ($) Number		Mar. 31, 2015 USD ($) Number		Mar. 31, 2015 USD ($)
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	44		48
Sale of Underlying Operating Partnership | Number	4		7
Partnership Proceeds from Disposition | $	$ 15,750,871	[1]	$ 12,631,500	[2]
Gain on Disposition | $	15,520,223		$ 12,941,795
Series Twenty [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number			4
Sale of Underlying Operating Partnership | Number			0
Partnership Proceeds from Disposition | $	0		$ 70,580	[2]
Gain on Disposition | $	$ 0		70,580
Series Twenty One [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	2
Sale of Underlying Operating Partnership | Number	0
Partnership Proceeds from Disposition | $	$ 326,273	[1]	0
Gain on Disposition | $	$ 326,273		$ 0		$ 326,273
Series Twenty Two [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	3		1
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 238,796	[1]	$ 166,896	[2]
Gain on Disposition | $	$ 248,148		$ 166,896
Series Twenty Three [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	3		1
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 247,429	[1]	$ 426,346	[2]
Gain on Disposition | $	$ 247,429		$ 426,346
Series Twenty Four [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	0		0
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 96,715	[1]	$ 127,287	[2]
Gain on Disposition | $	16,675		$ 207,327
Series Twenty Five [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number			2
Sale of Underlying Operating Partnership | Number			0
Partnership Proceeds from Disposition | $	0		$ 1,295,124	[2]
Gain on Disposition | $	$ 0		$ 1,295,124
Series Twenty Six [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	3		5
Sale of Underlying Operating Partnership | Number	0		2
Partnership Proceeds from Disposition | $	$ 128,000	[1]	$ 576,832	[2]
Gain on Disposition | $	59,000		$ 647,125
Series Twenty Seven [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number			3
Sale of Underlying Operating Partnership | Number			0
Partnership Proceeds from Disposition | $	0		$ 234,376	[2]
Gain on Disposition | $	$ 0		$ 237,896
Series Twenty Eight [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	5		8
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 1,405,521	[1]	$ 5,813,850	[2]
Gain on Disposition | $	$ 1,405,521		$ 5,854,818
Series Twenty Nine [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	1		7
Sale of Underlying Operating Partnership | Number	1		0
Partnership Proceeds from Disposition | $	$ 199,000	[1]	$ 278,493	[2]
Gain on Disposition | $	$ 199,000		$ 278,493
Series Thirty [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	3		5
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 324,454	[1]	$ 21,630	[2]
Gain on Disposition | $	$ 273,454		$ 94,887
Series Thirty One [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	1		2
Sale of Underlying Operating Partnership | Number	1		1
Partnership Proceeds from Disposition | $	$ 1,328,188	[1]	$ 2,840,263	[2]
Gain on Disposition | $	$ 1,328,188		$ 2,840,263
Series Thirty Two [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	0		3
Sale of Underlying Operating Partnership | Number	1		0
Partnership Proceeds from Disposition | $	$ 825,886	[1]	$ 105,416	[2]
Gain on Disposition | $	$ 825,886		$ 107,673
Series Thirty Three [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	1		2
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 1,097,000	[1]	$ 53,079	[2]
Gain on Disposition | $	$ 1,097,000		$ 53,079
Series Thirty Four [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	2		3
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 328,000	[1]	$ 502,727	[2]
Gain on Disposition | $	$ 328,000		$ 502,727
Series Thirty Five [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	2		1
Sale of Underlying Operating Partnership | Number	1		0
Partnership Proceeds from Disposition | $	$ 1,504,603	[1]	$ 0	[2]
Gain on Disposition | $	$ 1,504,603		$ 0
Series Thirty Six [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	2		0
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 571,611	[1]	$ 25,054	[2]
Gain on Disposition | $	571,611		$ 25,054
Series Thirty Seven [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number			1
Sale of Underlying Operating Partnership | Number			0
Partnership Proceeds from Disposition | $	$ 0		$ 0	[2]
Gain on Disposition | $			0
Series Thirty Eight [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	2
Sale of Underlying Operating Partnership | Number	0
Partnership Proceeds from Disposition | $	$ 32,421	[1]	0
Gain on Disposition | $	$ 32,421		$ 0
Series Thirty Nine [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	2		0
Sale of Underlying Operating Partnership | Number	0		0
Partnership Proceeds from Disposition | $	$ 102,774	[1]	$ 29,999	[2]
Gain on Disposition | $	$ 102,774		29,999
Series Forty [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	2
Sale of Underlying Operating Partnership | Number	0
Partnership Proceeds from Disposition | $	$ 790,011	[1]	0
Gain on Disposition | $	$ 790,011		0
Series Forty One [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	1
Sale of Underlying Operating Partnership | Number	0
Partnership Proceeds from Disposition | $	$ 457,440	[1]	0
Gain on Disposition | $	$ 457,440		$ 0		$ 457,440
Series Fourty Two [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	5		0
Sale of Underlying Operating Partnership | Number	0		1
Partnership Proceeds from Disposition | $	$ 3,254,655	[1]	$ 63,548	[2]
Gain on Disposition | $	$ 3,214,695		103,508
Series Forty Three [Member]
Dispositions By Series [Line Items]
Operating Partnership Interest Transferred | Number	4
Sale of Underlying Operating Partnership | Number	0
Partnership Proceeds from Disposition | $	$ 2,492,094	[1]	0
Gain on Disposition | $	$ 2,492,094		$ 0

[1]	Partnership proceeds from disposition include $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively, recorded as a receivable as of March 31, 2015. Partnership proceeds from disposition does not include $9,352 which was due to a writeoff of capital contribution payable Series 22.
[2]	Partnership proceeds from disposition does not include the following amounts which were due to writeoffs of capital contribution payables of $1,293, $3,520, $40,968, $22,257 and $2,257, for Series 26, Series 27, Series 28, Series 30 and Series 32, respectively. As well as proceeds from disposition recorded as a receivable of $80,040, $69,000, $51,000 and $39,960, for Series 24, Series 26, Series 30 and Series 42, respectively.